Shareholder Report, Line Graph (Details) - USD ($)														1 Months Ended				2 Months Ended			3 Months Ended				4 Months Ended			5 Months Ended			6 Months Ended			7 Months Ended			8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended			12 Months Ended		13 Months Ended	15 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended		24 Months Ended	25 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended		36 Months Ended	37 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	69 Months Ended	72 Months Ended	73 Months Ended	81 Months Ended	84 Months Ended	85 Months Ended	93 Months Ended	96 Months Ended	97 Months Ended	105 Months Ended	108 Months Ended	109 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 19, 2025	Feb. 28, 2025	Feb. 20, 2025	Dec. 04, 2024	Jul. 17, 2024	Dec. 09, 2022	Dec. 22, 2020	Dec. 02, 2020	Sep. 22, 2016	Feb. 10, 2016	Oct. 31, 2015	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Oct. 31, 2016	May 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Jun. 30, 2025	May 31, 2025	Feb. 28, 2025	Oct. 31, 2024	Jul. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Aug. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Sep. 30, 2025	Aug. 31, 2025	May 31, 2025	Oct. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Oct. 31, 2025	Jul. 31, 2025	Aug. 31, 2025	Oct. 31, 2016	Sep. 30, 2025	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2025	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000068414 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Active U.S. Real Estate ETF — NAV Return
Accumulated Value													$ 10,000																																		$ 10,666							$ 11,559						$ 11,677					$ 14,692					$ 12,258			$ 17,740			$ 14,429			$ 13,045			$ 16,698			$ 16,371
C000112015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco S&P 500® Downside Hedged ETF — NAV Return
Accumulated Value													10,000																																		9,590							11,150						11,887					11,565					14,247			16,222			15,609			14,190			17,556			18,061
C000162616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Variable Rate Investment Grade ETF — NAV Return
Accumulated Value											$ 10,000						$ 10,018																															$ 10,340							$ 10,547						$ 10,855					$ 11,045					$ 11,224			$ 11,173			$ 11,992			$ 12,856			$ 13,542
C000197599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Ultra Short Duration ETF — NAV Return
Accumulated Value													10,000																																		10,164							10,349						10,576					10,919					11,138			11,178			11,052			11,648			12,436			13,069
C000197600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Total Return Bond ETF — NAV Return
Accumulated Value												$ 10,000																												$ 10,582										$ 11,048						$ 11,042						$ 12,391					$ 13,485					$ 13,764			$ 11,198			$ 11,387			$ 12,795			$ 13,601
C000218086 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco High Yield Bond Factor ETF — NAV Return
Accumulated Value										$ 10,000																																			$ 10,543								$ 9,213						$ 9,809					$ 11,396					$ 12,290
C000222994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Real Assets ESG ETF — NAV Return
Accumulated Value									$ 10,000																																	$ 13,239									$ 12,179						$ 11,473						$ 15,635					$ 16,438
C000239743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco AAA CLO Floating Rate Note ETF — NAV Return
Accumulated Value								$ 10,000																																				$ 10,751								$ 11,612						$ 12,251
C000239744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco High Yield Select ETF — NAV Return
Accumulated Value								10,000																																				10,239								11,657						12,527
C000239745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Rochester® High Yield Municipal ETF — NAV Return
Accumulated Value								10,000																																				9,826								11,023						11,436
C000239746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Short Duration Total Return Bond ETF — NAV Return
Accumulated Value								10,000																																				10,246								11,061						11,715
C000250918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco QQQ Income Advantage ETF — NAV Return
Accumulated Value							$ 10,000																	$ 10,164																									$ 12,610
C000250919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco S&P 500 Equal Weight Income Advantage ETF — NAV Return
Accumulated Value							10,000																	10,357																									11,235
C000251085 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco MSCI EAFE Income Advantage ETF — NAV Return
Accumulated Value							10,000																	9,864																									11,740
C000255210 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Top QQQ ETF — NAV Return
Accumulated Value						$ 10,000										$ 10,296				$ 10,231			$ 9,583				$ 8,597			$ 8,704			$ 9,850			$ 10,631		$ 11,321	$ 11,487		$ 12,291		$ 13,037
C000257059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco SteelPath MLP & Energy Infrastructure ETF — NAV Return
Accumulated Value				$ 10,008	$ 10,000										$ 10,127				$ 9,480			$ 9,674				$ 9,967			$ 9,895			$ 9,965			$ 10,105		$ 9,554
C000258361 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Managed Futures Strategy ETF — NAV Return
Accumulated Value	$ 9,722		$ 10,000											$ 8,614				$ 8,717			$ 8,612				$ 8,577			$ 8,666			$ 8,801			$ 8,767
C000259536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Comstock Contrarian Equity ETF — NAV Return
C000259537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco International Growth Focus ETF — NAV Return
C000259538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco QQQ Hedged Advantage ETF — NAV Return
C000261965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Global Equity Net Zero ETF — NAV Return
C000262117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Core Fixed Income ETF — NAV Return
C000262118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Invesco Intermediate Municipal ETF — NAV Return
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														S&P 500® Index
Accumulated Value				9,736	10,000		10,000		10,000				10,000		9,187				9,125			9,699		10,247		10,193			10,421			10,633			11,021		11,279					12,640					10,451		12,445		10,793			12,921			11,888			13,870			16,407		15,857			19,927		17,397			24,862			21,230			23,383			32,272			39,196
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg U.S. Aggregate Bond Index
Accumulated Value								10,000		10,000	10,000	$ 10,000					9,938																							$ 10,281				9,594	9,899			10,027		$ 10,374		10,606	8,346		9,822	$ 10,161		11,259	8,376		10,952	$ 11,330		9,259		11,630	$ 12,031		9,830		11,574	$ 11,974		9,759	$ 10,096		9,794	$ 10,132		10,826	$ 11,200		11,493	$ 11,890
Bloomberg U S Aggregate Bond C000197599 Index [Member]
Account Value [Line Items]
Accumulated Value													10,000																																		10,437							10,531						10,315					11,502					12,214			12,155			10,249			10,286			11,370			12,071
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														S&P Municipal Bond Index
Accumulated Value								10,000																																				9,714								10,693						11,136
NASDAQ Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														NASDAQ® Composite Index
Accumulated Value						10,000	10,000									9,791				9,954			9,565	10,074			8,786			8,863			9,719			10,364		10,749	10,927		11,547		12,092						13,296
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														MSCI EAFE® Index (Net)
Accumulated Value							10,000																	9,780																									12,032
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														MSCI World Index (Net)
Accumulated Value		$ 9,813	10,000											9,900				10,486			10,938				11,079			11,368			11,734			11,969
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														MSCI ACWI ex USA® Index (Net)
MSCI ACWI Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														MSCI ACWI Index (Net)
U S 3 Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														U.S. 3 Month Treasury Bill Index
Accumulated Value													10,000																																		10,026							10,106						10,283					10,508					10,571			10,577			10,715			11,238			11,815			12,309
S And P 500 Dynamic VEQTOR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														S&P 500® Dynamic VEQTOR Index
Accumulated Value													10,000																																		9,626							11,238						12,124					11,860					14,552			16,681			16,125			14,762			18,378			18,992
Bloomberg US Floating Rate Note Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg US Floating Rate Note Index
Accumulated Value											$ 10,000						$ 10,015																															$ 10,253							$ 10,498						$ 10,846					$ 11,022					$ 11,114			$ 11,147			$ 11,880			$ 12,670			$ 13,336
ICE BofA US Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														ICE BofA US Treasury Bill Index
Accumulated Value													10,000																																		10,033							10,103						10,268					10,523					10,628			10,634			10,701			11,217			11,829			12,352
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Accumulated Value										$ 10,000																																			$ 10,595								$ 9,349						$ 9,932					$ 11,568					$ 12,512
S And P U S Canada And Mexico Real Assets Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														S&P U.S., Canada & Mexico Real Assets Equity Index
Accumulated Value									$ 10,000																																	$ 13,147									$ 12,638						$ 11,916						$ 15,582					$ 16,168
JP Morgan CLOIE AAA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														JP Morgan CLOIE AAA Index
Accumulated Value								10,000																																				10,749								11,587						12,241
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														FTSE Nareit All Equity REITs Index
Accumulated Value													$ 10,000																																		$ 10,778							$ 11,665						$ 11,874					$ 14,880					$ 12,498			$ 18,214			$ 14,724			$ 13,562			$ 18,185			$ 17,711
Bloomberg US Corporate High Yield Ba B 2 Issuer Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index
Accumulated Value								10,000																																				10,273								11,791						12,735
S And P Municipal Bond 50 Investment Grade 50 High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														S&P Municipal Bond 50% Investment Grade / 50% High Yield Index
Accumulated Value								10,000																																				9,701								11,029						11,418
Custom Invesco High Yield Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Custom Invesco High Yield Municipal Index
Accumulated Value								10,000																																				9,690								11,222						11,588
S And P Municipal Bond High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														S&P Municipal Bond High Yield Index
Accumulated Value								10,000																																				9,683								11,372						11,715
Bloomberg 1 3 Yr Gov Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Bloomberg 1-3 Yr Gov/Credit Index
Accumulated Value								$ 10,000																																				$ 10,227								$ 10,866						$ 11,417
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Nasdaq-100® Index
Accumulated Value							10,000																	10,067																									13,184
S And P 500 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														S&P 500® Equal Weight Index
Accumulated Value							$ 10,000																	$ 10,357																									$ 11,247
Nasdaq 100 Mega Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Nasdaq-100 Mega Index
Accumulated Value						$ 10,000										$ 10,305				$ 10,248			$ 9,612				$ 8,625			$ 8,745			$ 9,901			$ 10,689		$ 11,391	$ 11,561		$ 12,378		$ 13,116
Alerian Midstream Energy Select Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Alerian Midstream Energy Select Index-TR
Accumulated Value				$ 10,005	$ 10,000										$ 10,155				$ 9,566			$ 9,815				$ 10,119			$ 10,081			$ 10,172			$ 10,292		$ 9,613
SG Trend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														SG Trend Index
Accumulated Value	$ 9,872		$ 10,000											$ 9,390				$ 8,717			$ 9,321				$ 9,317			$ 9,572			$ 10,121			$ 10,263
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Russell 1000® Value Index
MSCI All Country World ex U S Growth Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														MSCI All Country World ex-U.S. Growth Index (Net)
Custom Invesco QQQ Hedged Advantage ETF Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														Custom Invesco QQQ Hedged Advantage ETF Benchmark
S And P Municipal Bond 2 17 Years Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																																														S&P Municipal Bond 2-17 Years Investment Grade Index